UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21460

                          Pioneer Series Trust II
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2016 through May 31, 2017


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO STOCKHOLDERS.



                         Pioneer Select
                         Mid Cap Growth Fund

--------------------------------------------------------------------------------
                         Semiannual Report | May 31, 2017
--------------------------------------------------------------------------------

                         Ticker Symbols:
                         Class A     PGOFX
                         Class C     GOFCX
                         Class K     PSMKX
                         Class R     PGRRX
                         Class Y     GROYX

                         [LOGO]   Amundi Pioneer
                                  ==============
                                ASSET MANAGEMENT
                               visit us: www.amundipioneer.com

Table of Contents

President's Letter                                                             2

Portfolio Management Discussion                                                4

Portfolio Summary                                                             10

Prices and Distributions                                                      11

Performance Update                                                            12

Comparing Ongoing Fund Expenses                                               17

Schedule of Investments                                                       19

Financial Statements                                                          27

Notes to Financial Statements                                                 36

Approval of New and Interim Management Agreements                             45

Trustees, Officers and Service Providers                                      60

              Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/17 1

President's Letter

U.S. markets have continued to generate positive returns during the first several months of 2017, with so-called "risk" assets, such as equities and credit-sensitive bonds, posting solid gains. U.S. equities, as measured by the Standard & Poor's 500 Index, returned slightly more than 6% in the first calendar quarter of the year and more than 3% for the second quarter.
Meanwhile, high-yield securities have dominated bond market performance thus far in 2017.

The post-election market momentum we witnessed in the U.S. during the final weeks of the fourth quarter of 2016 slowed only when oil prices slumped in March, due to both higher-than-expected inventories and concerns over whether OPEC (Organization of Petroleum Exporting Countries) would continue its supply cuts. Not even the Federal Reserve System's (the Fed's) two rate hikes since March, nor Britain's trigger of Article 50 to begin the "Brexit" process caused any dramatic sell-off of risk assets. In fact, we are encouraged by the more hawkish stance of the Fed with regard to interest rates, in light of our view that current U.S. bond yields do not fairly reflect the prospective levels of economic activity and inflation. We expect the Fed to continue to tighten monetary policy, with at least one more rate hike likely to occur before the end of 2017.

While U.S. gross domestic product (GDP) did slow in the first quarter, ending up at 1.4% after revisions, the expectation is for GDP growth to pick-up in the second quarter, with a solid consumer leading the way. It is our view that the U.S. economy may lead all developed nations in 2017, with GDP growth in excess of 2% for the full year, even if proposed tax and regulatory reforms are not passed into law in the near future. We also believe solid domestic employment figures should continue to support consumption and the housing market, and that stronger corporate profits and increased government spending may contribute to economic growth in 2018 and beyond. In addition, as we monitor global Purchasing Manager Indices (PMIs), we note that their numbers are increasing, which suggests that growth in global economies is also improving. (PMIs are used to measure the economic health of the manufacturing sector.)

There are, as always, some risks to our outlook. First, the market already has priced in a good deal of the Trump economic reform platform, and that could lead to near-term disappointment if Congressional follow-through does not happen this year. The future of the Affordable Care Act (ACA) is another potential concern, as Congressional leaders have, thus far, failed to generate

2 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/17 enough support to get new health care legislation approved by both houses. However, if a bill is eventually passed that either eliminates or significantly alters the ACA, the new law will undoubtedly have an effect on the health care sector, one of the largest segments of the U.S. economy. Geopolitical risks, of course, remain a potential headwind, given ongoing strife in the Middle East and renewed tensions on the Korean Peninsula.

While our current outlook is generally optimistic, conditions can and often do change, and while passive investment strategies may have a place in one's overall portfolio, it is our view that all investment decisions are active choices.

Throughout our history, we have believed in the importance of active management. The active decisions to invest in equities or fixed-income securities are made by a team of experienced investment professionals focusing on identifying value across global markets using proprietary research, careful risk management, and a long-term perspective. We believe our shareowners can benefit from the experience and tenure of our investment teams as well as the insights generated from our extensive research process.

As always, and particularly during times of market uncertainty, we encourage you to work with your financial advisor to develop an overall investment plan that addresses both your short- and long-term goals, and to implement such a plan in a disciplined manner.

We greatly appreciate the trust you have placed in us and look forward to continuing to serve you in the future.

Sincerely,

/s/ Lisa M. Jones

Lisa M. Jones
Head of the Americas, President and CEO of US
Amundi Pioneer Asset Management USA, Inc.
May 31, 2017

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.

              Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/17 3

Portfolio Management Discussion | 5/31/17

Important Note: On July 3, 2017, Amundi acquired Pioneer Investments, a group of asset management companies located throughout the world. Amundi, one of the world's largest asset managers, is headquartered in Paris, France. As a result of the transaction, Pioneer Investment Management, Inc., the Fund's investment adviser, became an indirect wholly owned subsidiary of Amundi and Amundi's wholly owned subsidiary, Amundi USA, Inc. Prior to July 3, 2017, Pioneer Investments was owned by Pioneer Global Asset Management S.p.A., a wholly owned subsidiary of UniCredit S.p.A.

In connection with the transaction, the names of the Fund's investment adviser and principal underwriter changed. Effective July 3, 2017, the name of Pioneer Investment Management, Inc. changed to Amundi Pioneer Asset Management, Inc. and the name of Pioneer Funds Distributor, Inc. changed to Amundi Pioneer Distributor, Inc.

This transaction does not impact your existing relationship with Pioneer Investments, your advisor, or the methods you use to communicate with us, as the investor contact telephone numbers and services you expect will remain the same. We are excited, however, to be launching a new website representing the combined company. Come visit us at: www.amundipioneer.com

For the six-month period ended May 31, 2017, returns for Pioneer Select Mid Cap Growth Fund exceeded those of the Fund's benchmark, the Russell Mid Cap Growth Index. The Fund's results also bettered the average return of the mutual funds in both its Morningstar and Lipper peer groups. In the following discussion, Ken Winston reviews the investment environment during the six-month period, and discusses some of the factors that drove the Fund's performance during the period. Mr. Winston, a senior vice president at Amundi Pioneer Asset Management, Inc. (Amundi Pioneer) and lead portfolio manager of the Fund, is responsible for the day-to-day management of the Fund's portfolio, along with Shaji John, a vice president and a portfolio manager at Amundi Pioneer, and David Sobell, a vice president and portfolio manager at Amundi Pioneer.

Q   How did the Fund perform during the six-month period ended May 31, 2017?

A Pioneer Select Mid Cap Growth Fund's Class A shares returned 11.81% at net asset value during the six-month period ended May 31, 2017, while the Fund's benchmark, the Russell Midcap Growth Index, returned 11.46%. During the same six-month period, the average return of the 402 mutual funds in Lipper's Mid Cap Growth Funds category was 11.74%, and the average return of the 646 mutual funds in Morningstar's Mid Cap Growth Funds category was 11.44%.

4 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/17

Q How would you describe the investment environment for equities during the six-month period ended May 31, 2017?

A Increased business and consumer confidence as well as two quarters of corporate earnings growth drove strong domestic equity returns for the period. Despite two hikes in the Federal funds rate by the Federal Reserve Board (the Fed), interest rates remained low by historical standards. Investors cheered this "Goldilocks" environment, that is, a comfortable rate of economic growth along with contained inflation. Moreover, signs of economic strength outside the U.S., particularly in Europe, suggested a scenario of synchronized global growth, a trend that has not been seen for quite some time. Also, oil prices declined slightly and appeared to have stabilized at levels far below those seen in recent years, which also encouraged investor confidence.

    Viewed overall, large-capitalization stocks - such as those that constitute the Standard & Poor's 500 Index - were performance leaders over the six-month period, besting the returns generated by mid- and small-cap issues.

    Within the mid-cap sector, growth stocks dramatically outpaced value-oriented equities, as the Fund's benchmark, the Russell Midcap Growth Index (the Russell Index), returned 11.46% for the period, while the Russell Midcap Value Index returned just 5.48%. This represented an unprecedented performance margin for growth stocks over value stocks, and a complete reversal of results seen in the previous two quarters.

Q Which sector allocation decisions had the greatest effects on the Fund's benchmark-relative performance during the six-month period ended May
    31, 2017?

A At the sector level, the Fund's benchmark-relative results were essentially in line with those of the Russell Index benchmark. The portfolio's overweight stance in health care and information technology, the two best-performing sectors for the six-month period, aided relative returns, as did the Fund's stake in the strong real estate sector. The portfolio's underweight in the weak consumer discretionary sector also contributed positively to the Fund's benchmark-relative performance.

    On the negative side, portfolio overweights to the underperforming energy and industrials sectors fully offset the areas of benchmark-relative strength for the Fund.

              Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/17 5

Q Which individual stocks held in the portfolio had the greatest positive impact on the Fund's benchmark-relative performance during the six-month period ended May 31, 2017?

A The Fund's slight performance edge over the Russell Index during the period resulted primarily from successful stock selection.

    Selection results within information technology drove benchmark-relative outperformance at the individual stock level. Within the sector, the semiconductor industry has consolidated and industry members are acting more rationally, which has benefited pricing while the demand for memory is outstripping supply. The Fund's position in Broadcom aided benchmark-relative performance during the period, as the company's shares responded favorably to an earnings report that surpassed expectations. Broadcom's proprietary technology for enhancing mobile phone signals has found strong acceptance among mobile phone makers. Also in information technology, the Fund's position in Micron, a leading maker of memory chips, enjoyed two quarters of earnings growth and contributed positively to benchmark-relative results, as market participants have come to appreciate the favorable fundamentals that prevail in the memory chip industry.

    Among the Fund's consumer-related holdings, Panera Bread's shares appreciated dramatically in response to a buyout offer from an international holding company focused on premium brands. We exited the Fund's position as the shares approached the takeover price. In addition, shares of Dave and Buster's Entertainment, which offers casual dining and entertainment under one roof, moved higher during the period on better-than-expected sales results. The company has only 88 locations nationwide, suggesting impressive expansion potential.

    Although the Fund's performance in health care lagged the sector's performance within the Russell Index, two of the portfolio's strongest-performing stocks for the six-month period were in that sector. Shares of Align Technology, the leader in clear-alignment fixtures for teeth, rose sharply over the six months as the company demonstrated faster growth and an ability for innovation that outdid investor expectations. Meanwhile, Jazz Pharmaceuticals, a biopharmaceutical company with a broad product line, rebounded from a previously oversold state, as the firm negotiated a satisfactory settlement with a competitor concerning a generic formulation that would compete with Xyrem, Jazz's flagship product.

6 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/17

    In other sectors, CoStar, the leading provider of software to commercial real estate firms, saw its shares rise on the basis of solid sales increases, thus benefiting the Fund's benchmark-relative performance. HubSpot, whose marketing and sales software serves small- and mid-sized businesses, enjoyed vigorous sales growth during the period, while successfully launching new products. And finally, the Fund's position in Western Digital, a leader in storage solutions, enjoyed strong revenue growth amid an improving competitive background.

Q Which individual stocks held in the portfolio detracted the most from the Fund's benchmark-relative results during the six-month period ended May 31, 2017?

A The energy sector sold off during the period on lower prices for oil and gas. As a result, shares of exploration-and-production companies, such as Fund holding Continental Resources, were particularly weak. We are maintaining the Fund's position, however, because we see long-term value in Continental's holdings in the rich Bakken shale fields of North Dakota and Montana.

    Another Fund holding, Acuity Brands, which supplies lighting systems for commercial and consumer markets, fell short of sales and earnings projections during the six-month period. The company attributed the poor results to unforeseen holdups in some of its key projects. We reduced the portfolio's exposure to Acuity, maintaining only a small position as of period end. In addition, Dollar Tree, a discount variety chain, saw its share price decline amid market concerns over proliferating competition and price deflation among its grocery offerings. Despite the underperformance, we have maintained the Fund's position in Dollar Tree.

    In health care, the Fund's shares of Alder Biopharmaceuticals dropped sharply in the wake of a competitive threat to the company's migraine drug, dubbed "ALD304," which is in late-stage clinical trials.

    Finally, our decision to avoid owning shares of Intuitive Surgical, a maker of specialized surgical instruments, hurt the Fund's benchmark-relative results during the period. Intuitive's shares rose dramatically over the six months, which boosted the Russell Index's results. Conversely, the absence of Intuitive's shares from the portfolio hampered the Fund's relative returns.

              Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/17 7

Q Did the Fund hold any derivative positions during the six-month period ended May 31, 2017? If so, did the derivatives affect the Fund's performance?

A   No, the Fund did not hold any derivatives during the period.

Q   What is your outlook for the balance of 2017?

A We maintain our view that domestic equities offer better return potential than alternative choices, such as fixed-income investments. The reasons for our optimism are many, including: a business cycle that still appears healthy; low inflation, which implies continued low interest rates, despite the Fed's recent rate-hiking actions; apparent synchronization in the global economy; and improving businesses confidence. Moreover, corporations appear ready to expand capital expenditures aimed at increasing productivity, and consumer spending levels remain strong. Also, equity valuations appear reasonable, provided that interest rates remain relatively low.

    We believe mid-cap equities stand to benefit in the current environment of continued economic expansion and low interest rates. There are tailwinds driving growth in several industries as well as prospects for accelerated merger-and-acquisition activity. Company guidance as to future earnings has been encouraging year to date, reflecting stronger global economic growth and a healthy labor market. Positive business survey data and healthy consumer confidence levels further bolster the case for equities, in our opinion. Most key economic indicators signal ongoing strength for the current business cycle, but not enough to overheat the economy and cause the Fed to raise rates faster than expected.

    Given these conditions, we feel market participants will be willing to pay a premium for shares of companies exhibiting sustainable growth characteristics and the ability to innovate -- qualities found in the types of equities that we favor holding in the Fund's portfolio.

8 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/17

Please refer to the Schedule of Investments on pages 19-26 for a full listing of Fund securities.

All investments are subject to risk, including the possible loss of principal. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

Investments in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies.

When interest rates rise, the prices of fixed income securities in the fund will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the fund will generally rise.

The portfolio invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

These risks may increase share price volatility.

Before investing, consider the product's investment objectives, risks, charges and expenses. Contact your advisor or Amundi Pioneer Asset Management, Inc., for a prospectus or summary prospectus containing this information. Read it carefully.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.

              Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/17 9

Portfolio Summary | 5/31/17

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                                         93.3%
International Common Stocks                                                 5.3%
Depositary Receipts for International Stocks                                1.4%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Information Technology                                                     26.9%
Health Care                                                                18.0%
Consumer Discretionary                                                     17.8%
Industrials                                                                16.7%
Consumer Staples                                                            5.2%
Materials                                                                   5.0%
Financials                                                                  4.0%
Real Estate                                                                 3.6%
Energy                                                                      2.0%
Telecommunication Services                                                  0.8%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.   NVIDIA Corp.                                                         2.14%
--------------------------------------------------------------------------------
 2.   Dollar Tree, Inc.                                                    1.92
--------------------------------------------------------------------------------
 3.   CoStar Group, Inc.                                                   1.83
--------------------------------------------------------------------------------
 4.   Total System Services, Inc.                                          1.77
--------------------------------------------------------------------------------
 5.   Western Digital Corp.                                                1.75
--------------------------------------------------------------------------------
 6.   Lam Research Corp.                                                   1.74
--------------------------------------------------------------------------------
 7.   Align Technology, Inc.                                               1.73
--------------------------------------------------------------------------------
 8.   Broadcom, Ltd.                                                       1.64
--------------------------------------------------------------------------------
 9.   Jazz Pharmaceuticals Plc                                             1.61
--------------------------------------------------------------------------------
10.   Fidelity National Information Services, Inc.                         1.49
--------------------------------------------------------------------------------

* This list excludes temporary cash investments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities listed.

10 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/17

Prices and Distributions | 5/31/17

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            Class                    5/31/17                   11/30/16
--------------------------------------------------------------------------------
              A                      $39.28                   $35.13
--------------------------------------------------------------------------------
              C                      $29.87                   $26.82
--------------------------------------------------------------------------------
              K                      $39.66                   $35.41
--------------------------------------------------------------------------------
              R                      $38.05                   $34.10
--------------------------------------------------------------------------------
              Y                      $42.11                   $37.62
--------------------------------------------------------------------------------

Distributions per Share: 12/1/16-5/31/17
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           Net
                        Investment         Short-Term           Long-Term
          Class          Income           Capital Gains        Capital Gains
--------------------------------------------------------------------------------
            A              $--                 $--                 $--
--------------------------------------------------------------------------------
            C              $--                 $--                 $--
--------------------------------------------------------------------------------
            K              $--                 $--                 $--
--------------------------------------------------------------------------------
            R              $--                 $--                 $--
--------------------------------------------------------------------------------
            Y              $--                 $--                 $--
--------------------------------------------------------------------------------

Index Definition
--------------------------------------------------------------------------------
The Russell Midcap Growth Index is an unmanaged index that measures the performance of U.S. mid-cap growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts on pages 12-16.

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/17 11

Performance Update | 5/31/17                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class A shares of Pioneer Select Mid Cap Growth Fund at public offering price during the periods shown, compared to that of the Russell Midcap Growth Index.

Average Annual Total Returns
(As of May 31, 2017)
--------------------------------------------------------------------------------
                 Net            Public           Russell
                 Asset          Offering         Midcap
                 Value          Price            Growth
Period           (NAV)          (POP)            Index
--------------------------------------------------------------------------------
10 Years          8.15%          7.52%            7.65%
5 Years          13.45          12.11            14.55
1 Year           16.21           9.52            16.68
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2017)
--------------------------------------------------------------------------------
                 Gross
--------------------------------------------------------------------------------
                 1.06%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment


                Pioneer Select Mid       Russell Midcap
                Cap Growth Fund          Growth Index
5/07            $ 9,425                  $10,000
5/08            $10,178                  $ 9,921
5/09            $ 7,190                  $ 6,377
5/10            $ 8,750                  $ 8,298
5/11            $11,649                  $11,312
5/12            $10,982                  $10,598
5/13            $13,484                  $13,434
5/14            $16,507                  $16,218
5/15            $18,693                  $18,606
5/16            $17,762                  $17,917
5/17            $20,640                  $20,906

Call 1-800-225-6292 or visit www.amundipioneer.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund acquired the assets and liabilities of Pioneer Select Mid Cap Growth Fund ("the predecessor fund") on June 7, 2013 ("the reorganization"). As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. The performance of Class A shares of the Fund is the performance of Class A shares of the predecessor fund for periods prior to the reorganization, and has not been restated to reflect any differences in expenses.

The predecessor fund was established in connection with the reorganization of Regions Morgan Keegan Select Mid Cap Growth Fund into the predecessor fund on May 15, 2009. The performance of Class A shares of the predecessor fund for periods prior to May 15, 2009, includes the performance of Regions Morgan Keegan Select Mid Cap Growth Fund's Class A shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). This adjustment has the effect of reducing the previously reported performance of Regions Morgan Keegan Select Mid Cap Growth Fund. A different investment adviser served as the adviser of Regions Morgan Keegan Select Mid Cap Growth Fund.

Please refer to the financial highlights for a more current expense ratio.

12 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/17

Performance Update | 5/31/17                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class C shares of Pioneer Select Mid Cap Growth Fund during the periods shown, compared to that of the Russell Midcap Growth Index.

Average Annual Total Returns
(As of May 31, 2017)
--------------------------------------------------------------------------------
                                                 Russell
                                                 Midcap
                 If             If               Growth
Period           Held           Redeemed         Index
--------------------------------------------------------------------------------
10 Years          7.24%          7.24%            7.65%
5 Years          12.50          12.50            14.55
1 Year           15.29          15.29            16.68
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2017)
--------------------------------------------------------------------------------
                 Gross
--------------------------------------------------------------------------------
                 1.86%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                Pioneer Select Mid       Russell Midcap
                Cap Growth Fund          Growth Index
5/07            $10,000                  $10,000
5/08            $10,713                  $ 9,921
5/09            $ 7,513                  $ 6,377
5/10            $ 9,067                  $ 8,298
5/11            $11,958                  $11,312
5/12            $11,161                  $10,598
5/13            $13,579                  $13,434
5/14            $16,483                  $16,218
5/15            $18,509                  $18,606
5/16            $17,448                  $17,917
5/17            $20,115                  $20,906

Call 1-800-225-6292 or visit www.amundipioneer.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund acquired the assets and liabilities of Pioneer Select Mid Cap Growth Fund ("the predecessor fund") on June 7, 2013 ("the reorganization"). As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. The performance of Class C shares of the Fund is the performance of Class C shares of the predecessor fund for periods prior to the reorganization, and has not been restated to reflect any differences in expenses.

The predecessor fund was established in connection with the reorganization of Regions Morgan Keegan Select Mid Cap Growth Fund into the predecessor fund on May 15, 2009. The performance of Class C shares of the predecessor fund for periods prior to May 15, 2009, includes the performance of Regions Morgan Keegan Select Mid Cap Growth Fund's Class C shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). This adjustment has the effect of reducing the previously reported performance of Regions Morgan Keegan Select Mid Cap Growth Fund. A different investment adviser served as the adviser of Regions Morgan Keegan Select Mid Cap Growth Fund.

Please refer to the financial highlights for a more current expense ratio.

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/17 13

Performance Update | 5/31/17                                      Class K Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Class K shares of Pioneer Select Mid Cap Growth Fund during the periods shown, compared to that of the Russell Midcap Growth Index.

Average Annual Total Returns
(As of May 31, 2017)
--------------------------------------------------------------------------------
                 Net            Russell
                 Asset          Midcap
                 Value          Growth
Period           (NAV)          Index
--------------------------------------------------------------------------------
10 Years          8.25%          7.65%
5 Years          13.66          14.55
1 Year           16.64          16.68
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2017)
--------------------------------------------------------------------------------
                 Gross
--------------------------------------------------------------------------------
                 0.68%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment


                Pioneer Select Mid       Russell Midcap
                Cap Growth Fund          Growth Index
5/07            $ 5,000,000              $ 5,000,000
5/08            $ 5,399,834              $ 4,960,476
5/09            $ 3,814,632              $ 3,188,365
5/10            $ 4,641,978              $ 4,149,229
5/11            $ 6,179,831              $ 5,655,908
5/12            $ 5,826,156              $ 5,298,822
5/13            $ 7,153,641              $ 6,716,864
5/14            $ 8,757,252              $ 8,108,901
5/15            $ 9,932,156              $ 9,302,890
5/16            $ 9,474,675              $ 8,958,570
5/17            $11,051,058              $10,453,081

Call 1-800-225-6292 or visit www.amundipioneer.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance shown for Class K shares for the period prior to the commencement of operations of Class K shares on December 31, 2014, is the net asset value performance of the Fund's Class A shares, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares generally are higher than those of Class K shares, the performance of Class K shares prior to their inception would have been higher than the performance shown. For the period beginning December 31, 2014, the actual performance of Class K shares is reflected. Class K shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund acquired the assets and liabilities of Pioneer Select Mid Cap Growth Fund ("the predecessor fund") on June 7, 2013 ("the reorganization"). As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. The performance of Class A shares of the Fund is the performance of Class A shares of the predecessor fund for periods prior to the reorganization, and has not been restated to reflect any differences in expenses.

The predecessor fund was established in connection with the reorganization of Regions Morgan Keegan Select Mid Cap Growth Fund into the predecessor fund on May 15, 2009. The performance of Class A shares of the predecessor fund for periods prior to May 15, 2009, includes the performance of Regions Morgan Keegan Select Mid Cap Growth Fund's Class A shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). This adjustment has the effect of reducing the previously reported performance of Regions Morgan Keegan Select Mid Cap Growth Fund. A different investment adviser served as the adviser of Regions Morgan Keegan Select Mid Cap Growth Fund.

Please refer to the financial highlights for a more current expense ratio.

14 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/17

Performance Update | 5/31/17                                      Class R Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class R shares of Pioneer Select Mid Cap Growth Fund during the periods shown, compared to that of the Russell Midcap Growth Index.

Average Annual Total Returns
(As of May 31, 2017)
--------------------------------------------------------------------------------
                 Net            Russell
                 Asset          Midcap
                 Value          Growth
Period           (NAV)          Index
--------------------------------------------------------------------------------
10 Years          7.99%          7.65%
5 Years          13.11          14.55
1 Year           15.79          16.68
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2017)
--------------------------------------------------------------------------------
                 Gross
--------------------------------------------------------------------------------
                 1.43%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment


                Pioneer Select Mid       Russell Midcap
                Cap Growth Fund          Growth Index
5/07            $10,000                  $10,000
5/08            $10,800                  $ 9,921
5/09            $ 7,629                  $ 6,377
5/10            $ 9,284                  $ 8,298
5/11            $12,360                  $11,312
5/12            $11,652                  $10,598
5/13            $14,307                  $13,434
5/14            $17,451                  $16,218
5/15            $19,682                  $18,606
5/16            $18,630                  $17,917
5/17            $21,572                  $20,906

Call 1-800-225-6292 or visit www.amundipioneer.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class R shares are not subject to sales charges and are available for limited groups of eligible investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund acquired the assets and liabilities of Pioneer Select Mid Cap Growth Fund ("the predecessor fund") on June 7, 2013 ("the reorganization"). As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. The predecessor fund did not offer Class R shares. Accordingly, the performance of Class R shares of the Fund is the performance of Class A shares of the predecessor fund for periods prior to the reorganization, restated to reflect the higher distribution and service fees of Class R shares, but not other differences in expenses.

The predecessor fund was established in connection with the reorganization of Regions Morgan Keegan Select Mid Cap Growth Fund into the predecessor fund on May 15, 2009. The performance shown for Class R shares of the Fund for periods prior to May 15, 2009, is based on the performance of Regions Morgan Keegan Select Mid Cap Growth Fund's Class A shares, which has been restated to reflect differences in any applicable sales charges and the higher distribution and service fees of Class R shares of the Fund (but not differences in expenses). This adjustment has the effect of reducing the previously reported performance of Regions Morgan Keegan Select Mid Cap Growth Fund. A different investment adviser served as the adviser of Regions Morgan Keegan Select Mid Cap Growth Fund.

Please refer to the financial highlights for a more current expense ratio.

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/17 15

Performance Update | 5/31/17                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Class Y shares of Pioneer Select Mid Cap Growth Fund during the periods shown, compared to that of the Russell Midcap Growth Index.

Average Annual Total Returns
(As of May 31, 2017)
--------------------------------------------------------------------------------
                 Net            Russell
                 Asset          Midcap
                 Value          Growth
Period           (NAV)          Index
--------------------------------------------------------------------------------
10 Years          8.53%          7.65%
5 Years          13.80          14.55
1 Year           16.51          16.68
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2017)
--------------------------------------------------------------------------------
                 Gross
--------------------------------------------------------------------------------
                 0.82%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment


                Pioneer Select Mid       Russell Midcap
                Cap Growth Fund          Growth Index
5/07            $ 5,000,000              $ 5,000,000
5/08            $ 5,417,535              $ 4,960,476
5/09            $ 3,834,284              $ 3,188,365
5/10            $ 4,690,179              $ 4,149,229
5/11            $ 6,273,428              $ 5,655,908
5/12            $ 5,937,968              $ 5,298,822
5/13            $ 7,322,174              $ 6,716,864
5/14            $ 8,990,455              $ 8,108,901
5/15            $10,210,843              $ 9,302,890
5/16            $ 9,729,047              $ 8,958,570
5/17            $11,335,456              $10,453,081

Call 1-800-225-6292 or visit www.amundipioneer.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund acquired the assets and liabilities of Pioneer Select Mid Cap Growth Fund ("the predecessor fund") on June 7, 2013 ("the reorganization"). As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. The performance of Class Y shares of the Fund is the performance of Class Y shares of the predecessor fund for periods prior to the reorganization, and has not been restated to reflect any differences in expenses.

The predecessor fund was established in connection with the reorganization of Regions Morgan Keegan Select Mid Cap Growth Fund into the predecessor fund on May 15, 2009. The performance of Class Y shares of the predecessor fund for periods prior to May 15, 2009, includes the performance of Regions Morgan Keegan Select Mid Cap Growth Fund's Class I shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). This adjustment has the effect of reducing the previously reported performance of Regions Morgan Keegan Select Mid Cap Growth Fund. A different investment adviser served as the adviser of Regions Morgan Keegan Select Mid Cap Growth Fund.

Please refer to the financial highlights for a more current expense ratio.

16 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/17

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Select Mid Cap Growth Fund

Based on actual returns from December 1, 2016, through May 31, 2017.

-------------------------------------------------------------------------------------------------------
Share Class                   A                C                K                 R                Y
-------------------------------------------------------------------------------------------------------
Beginning Account         $1,000.00        $1,000.00       $1,000.00          $1,000.00       $1,000.00
Value on 12/1/16
-------------------------------------------------------------------------------------------------------
Ending Account            $1,118.10        $1,113.70       $1,120.00          $1,115.90       $1,119.40
Value (after expenses)
on 5/31/17
-------------------------------------------------------------------------------------------------------
Expenses Paid             $    5.60        $    9.85       $    3.54          $    7.65       $    4.12
During Period*
-------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio of 1.06%, 1.87%, 0.67%, 1.45% and 0.78% for Class A, Class C, Class K, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/17 17

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Select Mid Cap Growth Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from December 1, 2016, through May 31, 2017.

-------------------------------------------------------------------------------------------------------
Share Class                   A                C                K                 R                Y
-------------------------------------------------------------------------------------------------------
Beginning Account         $1,000.00        $1,000.00       $1,000.00          $1,000.00       $1,000.00
Value on 12/1/16
-------------------------------------------------------------------------------------------------------
Ending Account            $1,019.65        $1,015.61       $1,021.59          $1,017.70       $1,021.04
Value (after expenses)
on 5/31/17
-------------------------------------------------------------------------------------------------------
Expenses Paid             $    5.34        $    9.40       $    3.38          $    7.29       $    3.93
During Period*
-------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio of 1.06%, 1.87%, 0.67%, 1.45% and 0.78% for Class A, Class C, Class K, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

18 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/17

Schedule of Investments | 5/31/17 (unaudited)

----------------------------------------------------------------------------------------
Shares                                                                    Value
----------------------------------------------------------------------------------------
             COMMON STOCKS -- 99.4%
             ENERGY -- 2.1%
             Oil & Gas Equipment & Services -- 0.3%
   162,234   Basic Energy Services, Inc.                                  $    4,459,813
----------------------------------------------------------------------------------------
             Oil & Gas Exploration & Production -- 1.8%
   522,646   Cabot Oil & Gas Corp.                                        $   11,597,515
    45,295   Cimarex Energy Co.                                                4,871,930
   226,070   Continental Resources, Inc.*                                      8,500,232
                                                                          --------------
                                                                          $   24,969,677
                                                                          --------------
             Total Energy                                                 $   29,429,490
----------------------------------------------------------------------------------------
             MATERIALS -- 5.0%
             Fertilizers & Agricultural Chemicals -- 0.7%
   141,495   FMC Corp.                                                    $   10,664,478
----------------------------------------------------------------------------------------
             Specialty Chemicals -- 1.5%
    58,842   Albemarle Corp.                                              $    6,684,451
   603,063   Flotek Industries, Inc.*                                          5,958,262
    25,671   The Sherwin-Williams Co.                                          8,516,868
                                                                          --------------
                                                                          $   21,159,581
----------------------------------------------------------------------------------------
             Construction Materials -- 1.3%
   148,468   Vulcan Materials Co.                                         $   18,506,536
----------------------------------------------------------------------------------------
             Paper Packaging -- 1.0%
   132,419   Packaging Corp. of America                                   $   13,527,925
----------------------------------------------------------------------------------------
             Forest Products -- 0.5%
   269,603   Boise Cascade Co.*                                           $    7,265,801
                                                                          --------------
             Total Materials                                              $   71,124,321
----------------------------------------------------------------------------------------
             CAPITAL GOODS -- 11.5%
             Aerospace & Defense -- 1.8%
    50,088   L3 Technologies, Inc.                                        $    8,444,336
   160,599   Rockwell Collins, Inc.                                           17,513,321
                                                                          --------------
                                                                          $   25,957,657
----------------------------------------------------------------------------------------
             Building Products -- 1.8%
   171,816   AO Smith Corp.                                               $    9,427,544
   180,715   Fortune Brands Home & Security, Inc.                             11,403,116
    27,750   Lennox International, Inc.                                        4,914,525
                                                                          --------------
                                                                          $   25,745,185
----------------------------------------------------------------------------------------
             Electrical Components & Equipment -- 0.5%
    43,615   Acuity Brands, Inc.                                          $    7,105,320
----------------------------------------------------------------------------------------
             Industrial Conglomerates -- 2.3%
   107,157   Carlisle Companies, Inc.                                     $   10,858,219
   224,941   ITT, Inc.                                                         8,550,007
    57,687   Roper Technologies, Inc.                                         13,106,486
                                                                          --------------
                                                                          $   32,514,712
----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/17 19

----------------------------------------------------------------------------------------
Shares                                                                    Value
----------------------------------------------------------------------------------------
             Industrial Machinery -- 4.1%
   282,952   Albany International Corp.                                   $   13,666,582
   133,680   Fortive Corp.                                                     8,348,316
   396,205   Gardner Denver Holdings, Inc.                                     9,084,981
   168,296   Kennametal, Inc.                                                  6,474,347
    60,678   Stanley Black & Decker, Inc.                                      8,351,720
   219,463   Xylem, Inc.                                                      11,442,801
                                                                          --------------
                                                                          $   57,368,747
----------------------------------------------------------------------------------------
             Trading Companies & Distributors -- 1.0%
   128,568   United Rentals, Inc.*                                        $   13,979,199
                                                                          --------------
             Total Capital Goods                                          $  162,670,820
----------------------------------------------------------------------------------------
             COMMERCIAL SERVICES & SUPPLIES -- 2.6%
             Commercial Printing -- 0.2%
    45,904   Deluxe Corp.                                                 $    3,128,817
----------------------------------------------------------------------------------------
             Environmental & Facilities Services -- 0.9%
   124,685   Waste Connections, Inc.                                      $   11,863,778
----------------------------------------------------------------------------------------
             Research & Consulting Services -- 1.5%
    72,226   Equifax, Inc.                                                $    9,880,517
   137,489   Verisk Analytics, Inc.*                                          11,121,485
                                                                          --------------
                                                                          $   21,002,002
                                                                          --------------
             Total Commercial Services & Supplies                         $   35,994,597
----------------------------------------------------------------------------------------
             TRANSPORTATION -- 2.5%
             Airlines -- 2.5%
   108,679   Alaska Air Group, Inc.                                       $    9,460,507
   338,568   American Airlines Group, Inc.                                    16,390,077
   166,167   Southwest Airlines Co.                                            9,984,975
                                                                          --------------
                                                                          $   35,835,559
                                                                          --------------
             Total Transportation                                         $   35,835,559
----------------------------------------------------------------------------------------
             AUTOMOBILES & COMPONENTS -- 0.4%
             Auto Parts & Equipment -- 0.4%
    38,675   Lear Corp.                                                   $    5,764,122
                                                                          --------------
             Total Automobiles & Components                               $    5,764,122
----------------------------------------------------------------------------------------
             CONSUMER DURABLES & APPAREL -- 2.1%
             Home Furnishings -- 1.1%
    67,406   Mohawk Industries, Inc.*                                     $   16,130,256
----------------------------------------------------------------------------------------
             Housewares & Specialties -- 0.5%
   140,954   Newell Brands, Inc.                                          $    7,463,514
----------------------------------------------------------------------------------------
             Textiles -- 0.5%
   357,612   Kate Spade & Co.                                             $    6,587,213
                                                                          --------------
             Total Consumer Durables & Apparel                            $   30,180,983
----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

20 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/17

----------------------------------------------------------------------------------------
Shares                                                                    Value
----------------------------------------------------------------------------------------
             CONSUMER SERVICES -- 5.3%
             Casinos & Gaming -- 1.4%
   637,017   MGM Resorts International*                                   $   20,206,179
----------------------------------------------------------------------------------------
             Hotels, Resorts & Cruise Lines -- 1.0%
   114,653   Hilton Worldwide Holdings, Inc.                              $    7,620,985
   135,433   Norwegian Cruise Line Holdings, Ltd.*                             6,767,587
                                                                          --------------
                                                                          $   14,388,572
----------------------------------------------------------------------------------------
             Leisure Facilities -- 0.7%
   421,279   Planet Fitness, Inc.                                         $    9,204,946
----------------------------------------------------------------------------------------
             Restaurants -- 1.7%
   231,665   Dave & Buster's Entertainment, Inc.                          $   15,452,056
    75,846   Jack in the Box, Inc.*                                            8,083,667
                                                                          --------------
                                                                          $   23,535,723
----------------------------------------------------------------------------------------
             Specialized Consumer Services -- 0.5%
   198,055   ServiceMaster Global Holdings, Inc.                          $    7,486,479
                                                                          --------------
             Total Consumer Services                                      $   74,821,899
----------------------------------------------------------------------------------------
             MEDIA -- 2.0%
             Cable & Satellite -- 0.6%
    85,397   Liberty Broadband Corp.                                      $    7,536,285
----------------------------------------------------------------------------------------
             Movies & Entertainment -- 1.4%
   579,484   Live Nation Entertainment, Inc.*                             $   19,986,403
                                                                          --------------
             Total Media                                                  $   27,522,688
----------------------------------------------------------------------------------------
             RETAILING -- 8.0%
             Distributors -- 0.5%
   210,222   LKQ Corp.*                                                   $    6,619,891
----------------------------------------------------------------------------------------
             Internet Retail -- 1.5%
   103,604   Expedia, Inc.                                                $   14,896,183
   102,211   Wayfair, Inc. (Class A)                                           6,434,182
                                                                          --------------
                                                                          $   21,330,365
----------------------------------------------------------------------------------------
             General Merchandise Stores -- 2.3%
   345,983   Dollar Tree, Inc.*                                           $   26,882,879
   147,733   Ollie's Bargain Outlet Holdings, Inc.                             6,079,213
                                                                          --------------
                                                                          $   32,962,092
----------------------------------------------------------------------------------------
             Apparel Retail -- 0.9%
   195,365   Ross Stores, Inc.                                            $   12,487,731
----------------------------------------------------------------------------------------
             Home Improvement Retail -- 0.6%
   103,381   Lowe's Companies, Inc.                                       $    8,143,321
----------------------------------------------------------------------------------------
             Specialty Stores -- 0.9%
    40,794   Ulta Salon Cosmetics & Fragrance, Inc.*                      $   12,435,643
----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/17 21

----------------------------------------------------------------------------------------
Shares                                                                    Value
----------------------------------------------------------------------------------------
             Automotive Retail -- 1.3%
    62,601   Advance Auto Parts, Inc.                                     $    8,365,372
    43,793   O'Reilly Automotive, Inc.*                                       10,601,409
                                                                          --------------
                                                                          $   18,966,781
                                                                          --------------
             Total Retailing                                              $  112,945,824
----------------------------------------------------------------------------------------
             FOOD & STAPLES RETAILING -- 0.7%
             Food Retail -- 0.7%
   342,542   The Kroger Co.                                               $   10,200,901
                                                                          --------------
             Total Food & Staples Retailing                               $   10,200,901
----------------------------------------------------------------------------------------
             FOOD, BEVERAGE & TOBACCO -- 4.5%
             Brewers -- 1.0%
   147,189   Molson Coors Brewing Co. (Class B)                           $   13,952,045
----------------------------------------------------------------------------------------
             Distillers & Vintners -- 0.5%
    37,034   Constellation Brands, Inc.*                                  $    6,767,964
----------------------------------------------------------------------------------------
             Soft Drinks -- 0.3%
    88,452   Monster Beverage Corp.                                       $    4,472,133
----------------------------------------------------------------------------------------
             Packaged Foods & Meats -- 2.7%
   331,456   Amplify Snack Brands, Inc.                                   $    3,032,822
   284,158   Blue Buffalo Pet Products, Inc.                                   6,674,871
   801,725   Nomad Foods, Ltd.                                                11,344,409
   212,901   The Hain Celestial Group, Inc.*                                   7,436,632
    86,717   The Hershey Co.                                                   9,995,869
                                                                          --------------
                                                                          $   38,484,603
                                                                          --------------
             Total Food, Beverage & Tobacco                               $   63,676,745
----------------------------------------------------------------------------------------
             HEALTH CARE EQUIPMENT & SERVICES -- 8.5%
             Health Care Equipment -- 2.0%
   544,640   Boston Scientific Corp.*                                     $   14,721,619
    57,514   Nevro Corp.                                                       3,958,689
   110,228   Penumbra, Inc.                                                    9,132,390
                                                                          --------------
                                                                          $   27,812,698
----------------------------------------------------------------------------------------
             Health Care Supplies -- 2.5%
   167,087   Align Technology, Inc.*                                      $   24,261,032
    52,785   The Cooper Companies, Inc.                                       11,546,719
                                                                          --------------
                                                                          $   35,807,751
----------------------------------------------------------------------------------------
             Health Care Facilities -- 0.4%
   135,368   Acadia Healthcare Co., Inc.*                                 $    5,596,113
----------------------------------------------------------------------------------------
             Managed Health Care -- 3.4%
   241,346   Centene Corp.*                                               $   17,528,960
    68,505   Humana, Inc.                                                     15,910,971
    82,569   WellCare Health Plans, Inc.*                                     14,185,354
                                                                          --------------
                                                                          $   47,625,285
----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

22 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/17

----------------------------------------------------------------------------------------
Shares                                                                    Value
----------------------------------------------------------------------------------------
             Health Care Technology -- 0.2%
    46,105   Veeva Systems, Inc.*                                         $    2,929,512
                                                                          --------------
             Total Health Care Equipment & Services                       $  119,771,359
----------------------------------------------------------------------------------------
             PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 9.4%
             Biotechnology -- 7.1%
   271,996   Alder Biopharmaceuticals, Inc.                               $    4,188,738
   136,261   Alnylam Pharmaceuticals, Inc.*                                    8,919,645
   373,080   Exact Sciences Corp.*                                            13,606,228
   342,575   Foundation Medicine, Inc.                                        13,017,850
   118,864   Incyte Corp.*                                                    15,372,681
   120,197   Prothena Corp., Plc*                                              6,131,249
   108,002   Sage Therapeutics, Inc.                                           7,140,012
    89,671   TESARO, Inc.*                                                    13,388,777
   149,259   Vertex Pharmaceuticals, Inc.*                                    18,448,412
                                                                          --------------
                                                                          $  100,213,592
----------------------------------------------------------------------------------------
             Pharmaceuticals -- 1.6%
   155,674   Jazz Pharmaceuticals Plc*                                    $   22,659,907
----------------------------------------------------------------------------------------
             Life Sciences Tools & Services -- 0.7%
   113,609   Charles River Laboratories International, Inc.*              $   10,457,708
                                                                          --------------
             Total Pharmaceuticals, Biotechnology & Life Sciences         $  133,331,207
----------------------------------------------------------------------------------------
             BANKS -- 0.9%
             Regional Banks -- 0.9%
   195,250   Fifth Third Bancorp                                          $    4,635,235
    47,356   SVB Financial Group*                                              8,074,198
                                                                          --------------
                                                                          $   12,709,433
                                                                          --------------
             Total Banks                                                  $   12,709,433
----------------------------------------------------------------------------------------
             DIVERSIFIED FINANCIALS -- 2.6%
             Investment Banking & Brokerage -- 0.8%
   293,953   TD Ameritrade Holding Corp.                                  $   10,982,084
----------------------------------------------------------------------------------------
             Specialized Finance -- 1.8%
   274,920   Nasdaq, Inc.                                                 $   18,598,338
    52,905   S&P Global, Inc.                                                  7,555,363
                                                                          --------------
                                                                          $   26,153,701
                                                                          --------------
             Total Diversified Financials                                 $   37,135,785
----------------------------------------------------------------------------------------
             INSURANCE -- 0.5%
             Property & Casualty Insurance -- 0.5%
   150,778   Fidelity National Financial, Inc.                            $    6,424,651
                                                                          --------------
             Total Insurance                                              $    6,424,651
----------------------------------------------------------------------------------------
             REAL ESTATE -- 3.6%
             Residential REIT -- 0.5%
   305,699   American Homes 4 Rent*                                       $    6,869,057
----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/17 23

----------------------------------------------------------------------------------------
Shares                                                                    Value
----------------------------------------------------------------------------------------
             Specialized REIT -- 2.3%
    31,810   Equinix, Inc.                                                $   14,028,528
    68,141   Lamar Advertising Company                                         4,770,551
    51,513   SBA Communications Corp.                                          7,118,066
   183,508   Weyerhaeuser Co.                                                  6,048,424
                                                                          --------------
                                                                          $   31,965,569
----------------------------------------------------------------------------------------
             Office REIT -- 0.8%
    44,895   Jones Lang LaSalle, Inc.                                     $    5,184,026
   223,167   Realogy Holdings Corp.*                                           6,797,667
                                                                          --------------
                                                                          $   11,981,693
                                                                          --------------
             Total Real Estate                                            $   50,816,319
----------------------------------------------------------------------------------------
             SOFTWARE & SERVICES -- 14.3%
             Internet Software & Services -- 2.8%
    98,358   CoStar Group, Inc.*                                          $   25,727,502
   144,342   Criteo SA (A.D.R.)                                                7,567,851
    23,571   NetEase, Inc. (A.D.R.)                                            6,712,549
                                                                          --------------
                                                                          $   40,007,902
----------------------------------------------------------------------------------------
             IT Consulting & Other Services -- 0.6%
    65,869   Gartner, Inc.*                                               $    7,877,932
----------------------------------------------------------------------------------------
             Data Processing & Outsourced Services -- 4.0%
   243,437   Fidelity National Information Services, Inc.                 $   20,903,935
   416,092   Total System Services, Inc.                                      24,778,279
   178,269   Vantiv, Inc.*                                                    11,181,032
                                                                          --------------
                                                                          $   56,863,246
----------------------------------------------------------------------------------------
             Application Software -- 4.3%
   127,182   Blackbaud, Inc.                                              $   10,521,767
   163,723   HubSpot, Inc.                                                    11,804,428
   115,972   Intuit, Inc.                                                     16,310,302
   112,474   Splunk, Inc.*                                                     6,887,908
    34,537   The Ultimate Software Group, Inc.*                                7,623,697
   256,758   Zendesk, Inc.                                                     6,670,573
                                                                          --------------
                                                                          $   59,818,675
----------------------------------------------------------------------------------------
             Systems Software -- 1.2%
   164,315   ServiceNow, Inc.*                                            $   17,195,565
----------------------------------------------------------------------------------------
             Home Entertainment Software -- 1.4%
   176,732   Electronic Arts, Inc.*                                       $   20,029,038
                                                                          --------------
             Total Software & Services                                    $  201,792,358
----------------------------------------------------------------------------------------
             TECHNOLOGY HARDWARE & EQUIPMENT -- 3.4%
             Communications Equipment -- 1.0%
   239,701   Finisar Corp.*                                               $    5,911,027
    75,922   Harris Corp.                                                      8,515,412
                                                                          --------------
                                                                          $   14,426,439
----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

24 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/17

----------------------------------------------------------------------------------------
Shares                                                                    Value
----------------------------------------------------------------------------------------
             Networking Equipment -- 1.7%
   272,459   Western Digital Corp.                                        $   24,537,658
----------------------------------------------------------------------------------------
             Technology Distributors -- 0.7%
   151,454   CDW Corp./DE*                                                $    9,114,502
                                                                          --------------
             Total Technology Hardware & Equipment                        $   48,078,599
----------------------------------------------------------------------------------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 9.1%
             Semiconductor Equipment -- 1.7%
   157,246   Lam Research Corp.*                                          $   24,399,862
----------------------------------------------------------------------------------------
             Semiconductors -- 7.4%
    89,048   Analog Devices, Inc.                                         $    7,636,756
    96,194   Broadcom, Ltd.                                                   23,036,539
   599,749   Micron Technology, Inc.*                                         18,454,277
   166,714   Microsemi Corp.*                                                  8,187,325
   208,421   NVIDIA Corp.                                                     30,085,569
   752,550   ON Semiconductor Corp.*                                          11,649,474
    86,707   Silicon Motion Technology Corp. (A.D.R.)                          4,530,441
                                                                          --------------
                                                                          $  103,580,381
                                                                          --------------
             Total Semiconductors & Semiconductor Equipment               $  127,980,243
----------------------------------------------------------------------------------------
             TELECOMMUNICATION SERVICES -- 0.4%
             Integrated Telecommunication Services -- 0.4%
   222,603   CenturyLink, Inc.                                            $    5,553,945
                                                                          --------------
             Total Telecommunication Services                             $    5,553,945
----------------------------------------------------------------------------------------
             TOTAL COMMON STOCKS
             (Cost $1,074,810,439)                                        $1,403,761,848
----------------------------------------------------------------------------------------
             TOTAL INVESTMENT IN SECURITIES -- 99.4%
             (Cost $1,074,810,439) (a)                                    $1,403,761,848
----------------------------------------------------------------------------------------
             OTHER ASSETS & LIABILITIES -- 0.6%                           $    8,968,009
----------------------------------------------------------------------------------------
             TOTAL NET ASSETS -- 100.0%                                   $1,412,729,857
========================================================================================

*            Non-income producing security.

(A.D.R.)     American Depositary Receipts.

REIT         Real Estate Investment Trust.

(a) At May 31, 2017, the net unrealized appreciation on investments based on cost for federal income tax purposes of $1,083,448,798 was as follows:

             Aggregate gross unrealized appreciation for all investments in which
               there is an excess of value over tax cost                               $ 335,999,245
             Aggregate gross unrealized depreciation for all investments in which
               there is an excess of tax cost over value                                 (15,686,195)
                                                                                       -------------
             Net unrealized appreciation                                               $ 320,313,050
                                                                                       =============

Purchases and sales of securities (excluding temporary cash investments) for the six months ended May 31, 2017, aggregated $562,625,320 and $582,517,366, respectively.

The accompanying notes are an integral part of these financial statements.

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/17 25

The Fund is permitted to engage in purchase and sale transactions ("cross trades") with certain Funds and accounts for which Amundi Pioneer Asset Management, Inc., (Amundi Pioneer) formerly Pioneer Investment Management, Inc.
(PIM), serves as the Fund's investment adviser, as set forth in Rule 17a-7 under the Investment Company Act of 1940, pursuant to procedures adopted by the Board of Trustees. Under these procedures, cross trades are effected at current market prices. During the six months ended May 31, 2017, the Fund did not engage in cross trade activity.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

    Level 1 - quoted prices in active markets for identical securities.

    Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements -- Note 1A.

    Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of May 31, 2017, in valuing the Fund's investments:

-------------------------------------------------------------------------------------------------
                              Level 1               Level 2         Level 3        Total
-------------------------------------------------------------------------------------------------
Common Stocks                 $1,403,761,848        $ --            $ --           $1,403,761,848
-------------------------------------------------------------------------------------------------
Total                         $1,403,761,848        $ --            $ --           $1,403,761,848
=================================================================================================

During the six months ended May 31, 2017, there were no transfers between Levels 1, 2 and 3.

The accompanying notes are an integral part of these financial statements.

26 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/17

Statement of Assets and Liabilities | 5/31/17 (unaudited)

ASSETS:
  Investment in securities (cost $1,074,810,439)                             $ 1,403,761,848
  Cash                                                                             7,493,044
  Foreign currencies, at value (cost $7,102)                                           5,945
  Receivables --
     Investment securities sold                                                    8,817,020
     Fund shares sold                                                                809,321
     Dividends                                                                       841,821
  Other assets                                                                        60,167
---------------------------------------------------------------------------------------------
         Total assets                                                        $ 1,421,789,166
=============================================================================================
LIABILITIES:
   Payables --
      Investment securities purchased                                        $     6,357,836
      Fund shares repurchased                                                      1,024,409
      Trustee fees                                                                    11,253
   Transfer agent fees                                                               383,235
   Due to affiliates                                                               1,157,078
   Accrued expenses                                                                  125,498
---------------------------------------------------------------------------------------------
          Total liabilities                                                  $     9,059,309
=============================================================================================
NET ASSETS:
  Paid-in capital                                                            $ 1,040,159,422
  Accumulated net investment loss                                                 (1,816,773)
  Accumulated net realized gain on investments                                    45,436,955
  Net unrealized appreciation on investments                                     328,951,409
  Net unrealized depreciation on assets and liabilities denominated
     in foreign currencies                                                            (1,156)
---------------------------------------------------------------------------------------------
          Total net assets                                                   $ 1,412,729,857
=============================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
   Class A (based on $1,027,225,997/26,151,656 shares)                       $         39.28
   Class C (based on $59,039,932/1,976,860 shares)                           $         29.87
   Class K (based on $15,748,462/397,064 shares)                             $         39.66
   Class R (based on $41,417,575/1,088,470 shares)                           $         38.05
   Class Y (based on $269,297,891/6,394,530 shares)                          $         42.11
MAXIMUM OFFERING PRICE:
   Class A ($39.28 divided by 94.25%)                                        $         41.68
=============================================================================================

The accompanying notes are an integral part of these financial statements.

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/17 27

Statement of Operations (unaudited)

For the Six Months Ended 5/31/17

INVESTMENT INCOME:
   Dividends (net of foreign taxes withheld of $4,845)       $  5,144,965
   Interest                                                        16,809
-------------------------------------------------------------------------------------------
         Total investment income                                             $   5,161,774
===========================================================================================
EXPENSES:
  Management fees                                                            $   4,006,864
  Transfer agent fees
     Class A                                                                       504,201
     Class C                                                                        49,203
     Class K                                                                           160
     Class R                                                                        51,780
     Class Y                                                                       131,463
  Distribution fees
     Class A                                                                     1,224,935
     Class C                                                                       296,025
     Class R                                                                        97,989
  Shareholder communication expense                                                168,206
  Administrative expense                                                           264,367
  Custodian fees                                                                    16,935
  Registration fees                                                                 37,900
  Professional fees                                                                 30,856
  Printing expense                                                                  10,491
  Fees and expenses of nonaffiliated Trustees                                       32,142
  Miscellaneous                                                                     55,030
-------------------------------------------------------------------------------------------
     Total expenses                                                          $   6,978,547
-------------------------------------------------------------------------------------------
         Net investment loss                                                 $  (1,816,773)
-------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
CLASS ACTIONS AND OTHER ASSETS AND LIABILITIES
DENOMINATED IN FOREIGN CURRENCIES:
  Net realized gain (loss) on:
     Investments                                             $ 45,148,175
     Class actions                                                 90,029    $  45,238,204
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) on:
     Investments                                             $105,932,268
     Other assets and liabilities denominated in
        foreign currencies                                            (39)   $ 105,932,229
-------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments,
     class actions and other assets and liabilities
     denominated in foreign currencies                                       $ 151,170,433
-------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                       $ 149,353,660
===========================================================================================

The accompanying notes are an integral part of these financial statements.

28 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/17

Statements of Changes in Net Assets

----------------------------------------------------------------------------------------------------
                                                               Six Months
                                                               Ended
                                                               5/31/17             Year Ended
                                                               (unaudited)         11/30/16
----------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment loss                                            $   (1,816,773)     $   (1,583,363)
Net realized gain (loss) on investments and class actions          45,238,204           8,955,378
Change in net unrealized appreciation (depreciation)
  on investments and other assets and liabilities
  denominated in foreign currencies                               105,932,229          17,293,968
----------------------------------------------------------------------------------------------------
      Net increase in net assets resulting
          from operations                                      $  149,353,660      $   24,665,983
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain:
   Class A ($0.00 and $0.59 per share, respectively)           $           --      $  (15,816,379)
   Class C ($0.00 and $0.59 per share, respectively)                       --          (1,267,328)
   Class K ($0.00 and $0.59 per share, respectively)                       --            (290,241)
   Class R ($0.00 and $0.59 per share, respectively)                       --            (639,134)
   Class Y ($0.00 and $0.59 per share, respectively)                       --          (3,437,123)
----------------------------------------------------------------------------------------------------
      Total distributions to shareowners                       $           --      $  (21,450,205)
----------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                               $  114,635,834      $  163,618,228
Reinvestment of distributions                                              --          19,724,872
Cost of shares repurchased                                       (135,516,887)       (226,218,093)
----------------------------------------------------------------------------------------------------
      Net decrease in net assets resulting from
         Fund share transactions                               $  (20,881,053)     $  (42,874,993)
----------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets                    $  128,472,607      $  (39,659,215)
NET ASSETS:
Beginning of period                                             1,284,257,250       1,323,916,465
----------------------------------------------------------------------------------------------------
End of period                                                  $1,412,729,857      $1,284,257,250
====================================================================================================

The accompanying notes are an integral part of these financial statements.

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/17 29

-----------------------------------------------------------------------------------------
                                 Six Months  Six Months
                                 Ended       Ended
                                 5/31/17     5/31/17           Year Ended  Year Ended
                                 Shares      Amount            11/30/16    11/30/16
                                 (unaudited) (unaudited)       Shares      Amount
-----------------------------------------------------------------------------------------
Class A
Shares sold                      1,019,684   $  37,836,946     1,583,167   $  53,914,007
Reinvestment of distributions           --              --       426,411      15,069,278
Less shares repurchased         (1,925,751)    (71,173,561)   (3,807,904)   (129,786,261)
-----------------------------------------------------------------------------------------
      Net decrease                (906,067)  $ (33,336,615)   (1,798,326)  $ (60,802,976)
=========================================================================================
Class C
Shares sold                        168,196   $   4,724,450       312,802   $   8,156,077
Reinvestment of distributions           --              --        38,017       1,025,704
Less shares repurchased           (367,807)    (10,450,663)     (742,520)    (19,231,682)
-----------------------------------------------------------------------------------------
      Net decrease                (199,611)  $  (5,726,213)     (391,701)  $ (10,049,901)
=========================================================================================
Class K
Shares sold                        269,666   $   9,736,006       182,001   $   6,407,194
Reinvestment of distributions           --              --         2,860         101,880
Less shares repurchased           (363,798)    (13,191,330)      (34,434)     (1,168,085)
-----------------------------------------------------------------------------------------
      Net increase (decrease)      (94,132)  $  (3,455,324)      150,427   $   5,340,989
=========================================================================================
Class R
Shares sold                        190,055   $   6,763,151       579,278   $  18,758,164
Reinvestment of distributions           --              --         6,103         209,336
Less shares repurchased           (196,878)     (7,031,542)     (251,486)     (8,288,211)
-----------------------------------------------------------------------------------------
      Net increase (decrease)       (6,823)  $    (268,391)      333,895   $  10,679,289
=========================================================================================
Class Y
Shares sold                      1,391,560   $  55,575,281     2,126,626   $  76,382,786
Reinvestment of distributions           --              --        87,703       3,318,674
Less shares repurchased           (858,522)    (33,669,791)   (1,882,286)    (67,743,854)
-----------------------------------------------------------------------------------------
      Net increase                 533,038   $  21,905,490       332,043   $  11,957,606
=========================================================================================

The accompanying notes are an integral part of these financial statements.

30 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/17

Financial Highlights

------------------------------------------------------------------------------------------------------------------------------------
                                                   Six Months
                                                   Ended          Year          Year           Year         Year        Year
                                                   5/31/17        Ended         Ended          Ended        Ended       Ended
                                                   (unaudited)    11/30/16      11/30/15       11/30/14     11/30/13 (a)11/30/12 (a)
------------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period               $    35.13     $  35.00      $    36.92     $    37.55   $  31.75    $  29.64
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                    $    (0.05)(b) $  (0.04)(b)  $    (0.15)(b) $    (0.17)  $  (0.14)   $  (0.18)
   Net realized and unrealized gain (loss) on
     investments                                         4.20         0.76            1.30           5.16      11.11        2.29
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations $     4.15     $   0.72      $     1.15     $     4.99   $  10.97    $   2.11
------------------------------------------------------------------------------------------------------------------------------------
Distribution to shareowners:
   Net realized gain                               $       --     $  (0.59)     $    (3.07)    $    (5.62)  $  (5.17)   $     --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                $       --     $  (0.59)     $    (3.07)    $    (5.62)  $  (5.17)   $     --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value         $     4.15     $   0.13      $    (1.92)    $    (0.63)  $   5.80    $   2.11
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $    39.28     $  35.13      $    35.00     $    36.92   $  37.55    $  31.75
====================================================================================================================================
Total return*                                           11.81%        2.06%           3.13%(c)      13.30%     36.96%       7.11%(d)
Ratio of net expenses to average net assets              1.06%**      1.06%           1.06%          1.09%      1.12%       1.16%
Ratio of net investment income (loss) to
   average net assets                                   (0.28)%**    (0.12)%         (0.40)%        (0.48)%    (0.56)%     (0.54)%
Portfolio turnover rate                                    85%**        99%             91%           105%       100%         86%
Net assets, end of period (in thousands)           $1,027,226     $950,638      $1,009,964     $1,016,065   $946,725    $335,702
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized.

(a) The Fund acquired the assets and liabilities of Pioneer Select Mid Cap Growth Fund (the "predecessor fund") on June 7, 2013 (the "reorganization"). As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. Historical per-share amounts prior to June 7, 2013, have been adjusted to reflect the conversion ratio used to align the net asset values of the predecessor fund with those of the Fund. See Notes to Financial Statements -- Note 1.

(b) The per-share data presented above is based on the average shares outstanding for the period presented.

(c) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended November 30, 2015, the total return would have been 3.10%.

(d) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended November 30, 2012, the total return would have been 7.02%.

The accompanying notes are an integral part of these financial statements.

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/17 31

----------------------------------------------------------------------------------------------------------------------------------
                                                       Six Months
                                                       Ended        Year        Year         Year       Year          Year
                                                       5/31/17      Ended       Ended        Ended      Ended         Ended
                                                       (unaudited)  11/30/16    11/30/15     11/30/14   11/30/13 (a)  11/30/12 (a)
----------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                   $ 26.82      $ 27.07     $ 29.47      $ 31.23    $ 27.15       $ 25.60
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                        $ (0.15)(b)  $ (0.24)(b) $ (0.37)(b)  $ (0.34)   $ (0.24)      $ (0.44)
   Net realized and unrealized gain (loss)
     on investments                                       3.20         0.58        1.04         4.20       9.27          1.99
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations     $  3.05      $  0.34     $  0.67      $  3.86    $  9.03       $  1.55
-----------------------------------------------------------------------------------------------------------------------------------
Distribution to shareowners:
   Net realized gain                                   $    --      $ (0.59)    $ (3.07)     $ (5.62)   $ (4.95)      $    --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                    $    --      $ (0.59)    $ (3.07)     $ (5.62)   $ (4.95)      $    --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value             $  3.05      $ (0.25)    $ (2.40)     $ (1.76)   $  4.08       $  1.55
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $ 29.87      $ 26.82     $ 27.07      $ 29.47    $ 31.23       $ 27.15
===================================================================================================================================
Total return*                                            11.37%(e)     1.26%       2.29%(c)    12.37%     35.76%         6.05%(d)
Ratio of net expenses to average net assets               1.87%**      1.86%       1.87%        1.91%      1.97%         2.16%
Ratio of net investment income (loss) to
     average net assets                                  (1.09)%**    (0.92)%     (1.20)%      (1.30)%    (1.43)%       (1.54)%
Portfolio turnover rate                                     85%**        99%         91%         105%       100%           86%
Net assets, end of period (in thousands)               $59,040      $58,377     $69,528      $71,942    $66,069       $12,761
===================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized.

(a) The Fund acquired the assets and liabilities of Pioneer Select Mid Cap Growth Fund (the "predecessor fund") on June 7, 2013 (the "reorganization"). As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. Historical per-share amounts prior to June 7, 2013, have been adjusted to reflect the conversion ratio used to align the net asset values of the predecessor fund with those of the Fund. See Notes to Financial Statements -- Note 1.

(b) The per-share data presented above is based on the average shares outstanding for the period presented.

(c) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended November 30, 2015, the total return would have been 2.25%.

(d) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended November 30, 2012, the total return would have been 5.97%.

(e) If the Fund had not recognized gains in settlement of class action lawsuits during the period ended May 31, 2017, the total return would have been 11.34%.

The accompanying notes are an integral part of these financial statements.

32 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/17

---------------------------------------------------------------------------------------------
                                             Six Months
                                             Ended
                                             5/31/17          Year Ended       12/31/14
                                             (unaudited)      11/30/16         to 11/30/15
---------------------------------------------------------------------------------------------
Class K
Net asset value, beginning of period         $ 35.41          $ 35.13          $ 37.00
---------------------------------------------------------------------------------------------
Increase (decrease) from investment
  operations:
  Net investment income (loss)               $  0.01(a)(c)    $  0.09(a)(c)    $  0.01(a)
  Net realized and unrealized gain (loss)
     on investments                             4.24             0.78             1.19
---------------------------------------------------------------------------------------------
Net increase (decrease) from
  investment operations                      $  4.25          $  0.87          $  1.20
---------------------------------------------------------------------------------------------
Distribution to shareowners:
  Net realized gain                          $    --          $ (0.59)         $ (3.07)
---------------------------------------------------------------------------------------------
Total distributions                          $    --          $ (0.59)         $ (3.07)
---------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value   $  4.25          $  0.28          $ (1.87)
---------------------------------------------------------------------------------------------
Net asset value, end of period               $ 39.66          $ 35.41          $ 35.13
=============================================================================================
Total return*                                  12.00%            2.48%            3.25%***(b)
Ratio of net expenses to average net assets     0.67%**          0.68%            0.67%**
Ratio of net investment income (loss) to
  average net assets                            0.07%**          0.27%            0.03%**
Portfolio turnover rate                           85%**            99%              91%
Net assets, end of period (in thousands)     $15,748          $17,395          $11,973
=============================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**   Annualized.

***  Not annualized.

(a) The per-share data presented above is based on the average shares outstanding for the period presented.

(b) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended November 30, 2015, the total return would have been 3.23%.

(c) The amount shown for a share outstanding does not correspond with net investment loss on the Statement of Operations for the period due to timing of the sales and repurchase of shares.

The accompanying notes are an integral part of these financial statements.

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/17 33

----------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                             Ended        Year         Year         Year
                                                             5/31/17      Ended        Ended        Ended      6/7/13 (a)
                                                             (unaudited)  11/30/16     11/30/15     11/30/14   to 11/30/13
----------------------------------------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                         $ 34.10      $ 34.11      $ 36.19      $ 37.05    $ 33.86
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                              $ (0.12)(b)  $ (0.16)(b)  $ (0.29)(b)  $ (0.23)   $ (0.17)
   Net realized and unrealized gain (loss) on investments       4.07         0.74         1.28         4.99       5.12
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations           $  3.95      $  0.58      $  0.99      $  4.76    $  4.95
----------------------------------------------------------------------------------------------------------------------------
Distribution to shareowners:
   Net realized gain                                         $    --      $ (0.59)     $ (3.07)     $ (5.62)   $ (1.76)
----------------------------------------------------------------------------------------------------------------------------
Total distributions                                          $    --      $ (0.59)     $ (3.07)     $ (5.62)   $ (1.76)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $  3.95      $ (0.01)     $ (2.08)     $ (0.86)   $  3.19
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $ 38.05      $ 34.10      $ 34.11      $ 36.19    $ 37.05
============================================================================================================================
Total return*                                                  11.59%        1.70%        2.75%(c)    12.85%     14.62%***
Ratio of net expenses to average net assets                     1.45%**      1.43%        1.45%        1.49%      1.52%**
Ratio of net investment income (loss) to average net assets    (0.67)%**    (0.49)%      (0.77)%      (0.87)%    (1.00)%**
Portfolio turnover rate                                           85%**        99%          91%         105%       100%
Net assets, end of period (in thousands)                     $41,418      $37,351      $25,973      $14,591    $ 9,746
============================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**   Annualized.

***  Not annualized.

(a) Financial reporting for Class R shares commenced on June 7, 2013. See Notes to Financial Statements -- Note 1.

(b) The per-share data presented above is based on the average shares outstanding for the period presented.

(c) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended November 30, 2015, the total return would have been 2.72%.

The accompanying notes are an integral part of these financial statements.

34 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/17

-----------------------------------------------------------------------------------------------------------------------------------
                                                   Six Months
                                                   Ended           Year           Year         Year       Year         Year
                                                   5/31/17         Ended          Ended        Ended      Ended        Ended
                                                   (unaudited)     11/30/16       11/30/15     11/30/14   11/30/13 (a) 11/30/12 (a)
-----------------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period               $  37.62        $  37.34       $  39.08     $  39.32   $  32.95     $  30.63
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                    $   0.00(b)(g)  $   0.05(b)(c) $  (0.04)(b) $  (0.03)  $  (0.06)    $  (0.04)
   Net realized and unrealized gain (loss)
     on investments                                    4.49            0.82           1.37         5.41      11.63         2.36
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations $   4.49        $   0.87       $   1.33     $   5.38   $  11.57     $   2.32
-----------------------------------------------------------------------------------------------------------------------------------
Distribution to shareowners:
   Net realized gain                               $     --        $  (0.59)      $  (3.07)    $  (5.62)  $  (5.20)    $     --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                $     --        $  (0.59)      $  (3.07)    $  (5.62)  $  (5.20)    $     --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value         $   4.49        $   0.28       $  (1.74)    $  (0.24)  $   6.37     $   2.32
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $  42.11        $  37.62       $  37.34     $  39.08   $  39.32     $  32.95
===================================================================================================================================
Total return*                                         11.94%           2.33%(d)       3.42%(e)    13.69%     37.40%        7.60%(f)
Ratio of net expenses to average net assets            0.78%**         0.82%          0.77%        0.76%      0.76%        0.73%
Ratio of net investment income (loss) to
     average net assets                               (0.00)%**(h)     0.12%         (0.09)%      (0.16)%    (0.18)%      (0.11)%
Portfolio turnover rate                                  85%**           99%            91%         105%       100%          86%
Net assets, end of period (in thousands)           $269,298        $220,496       $206,479     $102,721   $118,651     $102,042
===================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**   Annualized.

(a) The Fund acquired the assets and liabilities of Pioneer Select Mid Cap Growth Fund (the "predecessor fund") on June 7, 2013 (the "reorganization"). As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. Historical per-share amounts prior to June 7, 2013, have been adjusted to reflect the conversion ratio used to align the net asset values of the predecessor fund with those of the Fund.

(b) The per-share data presented above is based on the average shares outstanding for the period presented.

(c) The amount shown for a share outstanding does not correspond with net investment loss on the Statement of Operations for the period due to timing of the sales and repurchase of shares.

(d) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended November 30, 2016, the total return would have been 2.31%.

(e) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended November 30, 2015, the total return would have been 3.39%.

(f) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended November 30, 2012, the total return would have been 7.52%.

(g)  Amount rounds to less than $0.01 or $(0.01) per share.

(h)  Amount rounds to less than 0.01% or (0.01)%.

The accompanying notes are an integral part of these financial statements.

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/17 35

Notes to Financial Statements | 5/31/17 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Select Mid Cap Growth Fund (the Fund) is one of two portfolios comprising Pioneer Series Trust II (the Trust), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is long-term capital growth.

The Fund offers five classes of shares designated as Class A, Class C, Class K, Class R and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.

On July 3, 2017, Amundi acquired Pioneer Investments, a group of asset management companies located throughout the world. Amundi, one of the world's largest asset managers, is headquartered in Paris, France. As a result of the transaction, Pioneer Investment Management, Inc., the Fund's investment adviser, became an indirect wholly owned subsidiary of Amundi and Amundi's wholly owned subsidiary, Amundi USA, Inc. Prior to July 3, 2017, Pioneer Investments was owned by Pioneer Global Asset Management S.p.A., a wholly owned subsidiary of UniCredit S.p.A.

In connection with the transaction, the names of the Fund's investment adviser and principal underwriter changed. Effective July 3, 2017, the name of Pioneer Investment Management, Inc. changed to Amundi Pioneer Asset Management, Inc. and the name of Pioneer Funds Distributor, Inc. changed to Amundi Pioneer Distributor, Inc.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles (U.S. GAAP) that require the management of the Fund to make estimates and assumptions that affect the

36 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/17 reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. GAAP. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

A.   Security Valuation

     The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE.

     Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.

     The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The fund may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.

     Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of Amundi Pioneer Asset Management, Inc. (Amundi Pioneer), formerly Pioneer Investment Management, Inc. (PIM), the Fund's investment adviser and pursuant to procedures adopted by the Fund's Board of Trustees, Amundi Pioneer's, formerly PIM's, fair valuation team uses fair value methods approved by the Valuation Committee of the Board of Trustees. Amundi Pioneer's, formerly PIM's, fair valuation team is responsible for monitoring developments that may impact fair valued securities and for discussing and assessing fair values on an ongoing basis, and at least quarterly, with the Valuation Committee of the Board of Trustees.

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/17 37

     Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund's securities may differ significantly from exchange prices and such differences could be material.

     At May 31, 2017, there were no securities that were valued using fair value methods (other than securities valued using prices supplied by independent pricing services).

B.   Investment Income and Transactions

     Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

     Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

C.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of November 30, 2016, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense in the Statement of Operations. Tax returns filed within the prior three years are subject to examination by Federal and State tax authorities.

     The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax

38 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/17 purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.

     The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the fiscal year ended November 30, 2016 was as follows:

     ---------------------------------------------------------------------------
                                                                            2016
     ---------------------------------------------------------------------------
     Distributions paid from:
     Long-term capital gain                                          $21,450,205
     ---------------------------------------------------------------------------
        Total                                                        $21,450,205
     ===========================================================================

     The following shows the components of distributable earnings on a federal income tax basis at November 30, 2016:

     ---------------------------------------------------------------------------
                                                                            2016
     ---------------------------------------------------------------------------
     Distributable earnings:
     Undistributed long-term gain                                 $    8,837,110
     Net unrealized appreciation                                     214,379,665
     ---------------------------------------------------------------------------
        Total                                                     $  223,216,775
     ===========================================================================

     The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales and the tax basis adjustments on partnerships and other holdings.

D.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Amundi Pioneer Distributor, Inc., formerly Pioneer Funds Distributor, Inc.
     (PFD), the principal underwriter for the Fund, earned $27,453 in underwriting commissions on the sale of Class A shares during the six months ended May 31, 2017.

E.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class C and Class R shares of the Fund, respectively (see Note 4). Class K and Class Y shares do not pay distribution fees. All expenses and fees paid to the Fund's transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/17 39

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, Class K, Class R and Class Y shares can reflect different transfer agent and distribution expense rates.

F.   Risks

     At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political or regulatory developments or other risks affecting these industries or sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

     The value of securities held by the fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

2. Management Agreement

Amundi Pioneer, formerly PIM, manages the Fund's portfolio. Management fees are calculated daily at an annual rate equal to 0.625% of the Fund's average daily net assets up to $500 million, 0.60% of the next $500 million and 0.575% on assets over $1 billion. For the six months ended May 31, 2017, the effective management fee was equivalent to 0.60% of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $834,356 in management fees, administrative costs and certain other reimbursements payable to Amundi Pioneer, formerly PIM, at May 31, 2017.

3. Transfer Agent

Boston Financial Data Services serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund's omnibus relationship contracts.

40 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/17

In addition, the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended May 31, 2017, such out-of-pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
Shareholder Communications:
--------------------------------------------------------------------------------
Class A                                                                 $156,131
Class C                                                                    8,611
Class K                                                                      140
Class R                                                                    2,470
Class Y                                                                      854
--------------------------------------------------------------------------------
 Total                                                                  $168,206
================================================================================

4. Distribution Plan

The Fund has adopted a distribution plan (the Plan) pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A and Class C shares. Pursuant to the Plan, the Fund pays Amundi Pioneer Distributor, Inc., formerly PFD, 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays Amundi Pioneer Distributor, Inc., formerly PFD, 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Pursuant to the Plan, the Fund further pays Amundi Pioneer Distributor, Inc., formerly PFD, 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $322,722 in distribution fees payable to Amundi Pioneer Distributor, Inc., formerly PFD, at May 31, 2017.

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class K, Class R and Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%,

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/17 41 based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class K, Class R and Class Y shares. Proceeds from the CDSCs are paid to PFD. For the six months ended May 31, 2017, CDSCs in the amount of $10,154 were paid to Amundi Pioneer Distributor, Inc., formerly PFD.

5. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. The credit facility in which the Fund participated until February 9, 2016 was in the amount of $240 million. The credit facility in which the fund participated until February 7, 2017 was in the amount of $220 million. Effective February 8, 2017, the Fund participates in a facility that is in the amount of $195 million. Under such facility, depending on the type of loan, interest on borrowings is payable at the London Interbank Offered Rate (LIBOR) plus 0.85% on an annualized basis, or the Alternate Base Rate, which is the greater of (a) the facility's administrative agent's daily announced prime rate on the borrowing date, (b) 2% plus the Federal Funds Rate on the borrowing date and (c) 2% plus the overnight Eurodollar rate on the borrowing date. The Funds pay an annual commitment fee to participate in a credit facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the six months ended May 31, 2017, the Fund had no borrowings under the credit facility.

42 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/17
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ADDITIONAL INFORMATION

Change in Independent Registered Public Accounting Firm

Prior to July 3, 2017 Pioneer Investment Management, Inc. (the "Adviser"), the Fund's investment adviser, was an indirect, wholly owned subsidiary of UniCredit S.p.A. ("UniCredit"). On that date, UniCredit completed the sale of its Pioneer Investments business, which includes the Adviser, to Amundi (the "Transaction"). As a result of the Transaction, the Adviser became an indirect, wholly-owned subsidiary of Amundi. Amundi is controlled by Credit Agricole S.A. Amundi is headquartered in Paris, France, and, as of September 30, 2016, had more than $1.1 trillion in assets under management worldwide.

Deloitte & Touche LLP ("D&T"), the Fund's previous independent registered public accounting firm, informed the Audit Committee and the Board that it would no longer be independent with respect to the Fund upon the completion of the Transaction as a result of certain services being provided to Amundi and Credit Agricole, and, accordingly, that it intended to resign as the Fund's independent registered public accounting firm upon the completion of the Transaction. D&T's resignation was effective on July 3, 2017, when the Transaction was completed.

During the periods as to which D&T has served as the Fund's independent registered public accounting firm, including the Fund's two most recent fiscal years preceding the fiscal year ended June 30, 2017, D&T's reports on the Fund's financial statements have not contained an adverse opinion or disclaimer of opinion and have not been qualified or modified as to uncertainty, audit scope or accounting principles. Further, there have been no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of D&T, would have caused D&T to make reference to the subject matter of the disagreement in connection with its report on the financial statements. In addition, there have been no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

Effective immediately following the completion of the Transaction on July 3, 2017, the Board, acting upon the recommendation of the Audit Committee, engaged a new independent registered public accounting firm, Ernst & Young LLP ("EY"), for the Fund's fiscal year ended June 30, 2017.

Prior to its engagement, EY had advised the Fund's Audit Committee that EY had identified the following matters, in each case relating to services rendered by other member firms of Ernst & Young Global Limited, all of which are located outside the United States, to UniCredit and certain of its subsidiaries

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/17 43 during the period commencing July 1, 2016, that it determined to be inconsistent with the auditor independence rules set forth by the Securities and Exchange Commission ("SEC"): (a) project management support services to UniCredit in the Czech Republic, Germany, Italy, Serbia and Slovenia in relation to twenty-two projects, that were determined to be inconsistent with Rule 2-01(c)(4)(vi) of Regulation S-X (management functions); (b) two engagements for UniCredit in Italy where fees were contingent/success based and that were determined to be inconsistent with Rule 2-01(c)(5) of Regulation
S-X (contingent fees); (c) four engagements where legal and expert services were provided to UniCredit in the Czech Republic and Germany, and twenty engagements where the legal advisory services were provided to UniCredit in Austria, Czech Republic, Italy and Poland, that were determined to be inconsistent with Rule 2-01(c)(4)(ix) and (x) of Regulation S-X (legal and expert services); and (d) two engagements for UniCredit in Italy involving assistance in the sale of certain assets, that were determined to be inconsistent with Rule 2-01(c)(4)(viii) of Regulation S-X (broker-dealer, investment advisor or investment banking services). None of the foregoing services involved the Fund, any of the other funds in the Pioneer Family of Funds or any other Pioneer entity sold by UniCredit in the Transaction.

EY advised the Audit Committee that it had considered the matters described above and had concluded that such matters would not impair EY's ability to exercise objective and impartial judgment in connection with the audits of the financial statements of the Fund under the SEC and Public Company Accounting Oversight Board independence rules, and that a reasonable investor with knowledge of all relevant facts and circumstances would reach the same conclusion. Management and the Audit Committee considered these matters and discussed the matters with EY and, based upon EY's description of the matters and statements made by EY, Management and the Audit Committee believe that EY will be capable of exercising objective and impartial judgment in connection with the audits of the financial statements of the Fund, and Management further believes that a reasonable investor with knowledge of all relevant facts and circumstances would reach the same conclusion.

44 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/17

Approval of New and Interim Management Agreements

Amundi Pioneer Asset Management, Inc. (Amundi Pioneer), formerly Pioneer Investment Management, Inc., serves as the investment adviser to Pioneer Select Mid Cap Growth Fund (the Fund) pursuant to an investment management agreement between Amundi Pioneer and the Fund.

On July 3, 2017, Amundi acquired Pioneer Investments, a group of asset management companies located throughout the world (the "Transaction"). As a result of the Transaction, Amundi Pioneer became an indirect wholly-owned subsidiary of Amundi and Amundi's wholly-owned subsidiary, Amundi USA, Inc. Prior to July 3, 2017, Pioneer Investments was owned by Pioneer Global Asset Management S.p.A. ("PGAM"), a wholly-owned subsidiary of UniCredit S.p.A. ("UniCredit").

Under the Investment Company Act of 1940, the Fund's current investment management agreement (the "Current Management Agreement") terminated automatically upon the consummation of the Transaction. In order for Amundi Pioneer to continue to manage the Fund after the consummation of the Transaction, the Trustees and shareholders of the Fund were required to approve a new investment management agreement for the Fund (the "New Management Agreement"). As discussed below, the Board of Trustees of the Fund approved the New Management Agreement at a meeting held on March 6-7, 2017. The New Management Agreement was approved by the shareholders of the Fund at a meeting held on June 13, 2017. The Board of Trustees of the Fund also approved an interim investment management agreement between Amundi Pioneer and the Fund (the "Interim Management Agreement") at the March 6-7, 2017 meeting. The Interim Management Agreement would have taken effect upon the closing of the Transaction in the event that the shareholders of the Fund did not approve the New Management Agreement.

Board Evaluation of the New and Interim Management Agreements

The Board evaluated the Transaction and the New Management Agreement and Interim Management Agreement for the Fund. In connection with their evaluation of the Transaction and the New Management Agreement for the Fund, the Trustees requested such information as they deemed reasonably necessary, including: (a) the structure of the Transaction and the strategy underlying the Transaction;
(b) the anticipated benefits of the Transaction to the Fund and its shareholders; (c) the post-Transaction plans for Amundi Pioneer, including Amundi's plans for integration of Pioneer Investments and Amundi Pioneer with its existing asset management businesses and plans for the future development of Amundi Pioneer; (d) the effect of the Transaction on the ongoing services provided to the Fund, including the need to select a

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/17 45 new independent registered public accounting firm for the Fund, and any plans to modify the operations of the Fund; (e) the stability and continuity of Amundi Pioneer's management and key employees, including compensation and benefits to Amundi Pioneer's key employees, and retention plans and incentive plan structure; (f) the post-Transaction indebtedness and financial resources of Amundi Pioneer; (g) Amundi's legal and operational structure, its principal shareholders and senior management, its investment management, risk management, administrative, legal and compliance functions; (h) certain regulatory matters relating to Amundi's affiliates; and (i) Amundi's commitment to the United States, including the role of Amundi Pioneer in the larger Amundi business.

The Trustees also requested and obtained the following information in connection with their evaluation of the Transaction and the New Management Agreement for the Fund: (i) memoranda provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the New Management Agreement; (ii) the qualifications of the investment management teams for the Fund, as well as the level of investment by the Fund's portfolio managers in the Fund; (iii) the Fund's management fees and total expense ratios, the financial statements of Amundi Pioneer and its pre- and post-Transaction parent companies, profitability analyses from Amundi Pioneer, and analyses from Amundi Pioneer as to possible economies of scale;
(iv) the profitability of the institutional business of Amundi Pioneer and Amundi Pioneer's affiliate, Amundi Pioneer Institutional Asset Management, Inc. ("Amundi Pioneer Institutional") as compared to that of Amundi Pioneer's fund management business; and (v) the differences between the fees and expenses of the Fund and the fees and expenses of Amundi Pioneer's and Amundi Pioneer Institutional's institutional accounts, as well as the different services provided by Adviser to the Fund and by Amundi Pioneer and Amundi Pioneer Institutional to the institutional accounts. In addition, the Trustees considered the information provided at regularly scheduled meetings throughout the year regarding the Fund's performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Fund provided to the Trustees at regularly scheduled meetings. The Trustees also considered information they had received in their review of the continuance of the Current Management Agreement for the Fund in September 2016.

At meetings held on January 9, 2017 and January 10, 2017, the Trustees met with representatives of Amundi and PGAM, including separate meetings of the Trustees who are not "interested persons" of the Fund Complex ("Independent Trustees") and counsel with representatives of Amundi and

46 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/17

PGAM, and subsequently with representatives of Amundi. In those meetings, they received an extensive presentation from the representatives of Amundi, including the chief executive officer of Amundi, describing Amundi's background and history, its global asset management activities, the growth of its business, and its status as the largest asset management firm in Europe and one of the largest globally; its capital structure and financial resources, including information as to the financing of the Transaction; its principal investors, including its majority investor Credit Agricole S.A., and Credit Agricole's long-term commitment to the asset management business; the philosophy and strategy underlying the Transaction and the complementarity of Amundi's and Pioneer Investments' respective asset management businesses; Amundi's various operating and investment committees and how they would likely interact with Amundi Pioneer; the proposed integration process, including the progress to date and the establishment of various integration work streams; Amundi's plans for management of Amundi Pioneer; Amundi's philosophy as to compensation of key employees and its general intentions with respect to incentive plans for key employees of Amundi Pioneer; Amundi's preliminary plans to achieve cost and other synergies; and opportunities to further develop the business of Amundi Pioneer and Amundi Pioneer Institutional, including in the area of institutional asset management, and how that would benefit shareholders of the Pioneer Funds.

In those meetings, the representatives of Amundi confirmed their intention that the Chief Executive Officer and Chief Investment Officer of Amundi Pioneer would remain in their current positions, and confirmed that they do not currently foresee major changes in the day-to-day investment management operations of Amundi Pioneer with respect to the Fund as a direct result of the Transaction. They discussed incentive arrangements for key personnel that would continue after the closing of the Transaction and their plans to establish a new long-term incentive plan following the closing. They also generally discussed ways in which Amundi Pioneer could potentially draw on the expanded global resources of Amundi post-Transaction. At those meetings, the Independent Trustees identified certain areas to which they requested further information, including as to trading and execution of securities transactions, research and portfolio management and potential changes in investment process, particularly where asset classes managed by Amundi Pioneer would overlap with asset classes managed by Amundi, the continued availability of resources currently at Pioneer Investments or elsewhere within Amundi to assist in management of certain Funds, and any anticipated significant changes in operations. The Independent Trustees considered the uncertainty as to whether the Fund's independent registered public accounting

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/17 47 firm could continue to act in that capacity after the closing of the Transaction. The Independent Trustees also met with counsel to review the information they had received to date and to discuss next steps.

Subsequently, the Trustees received further information from Amundi, including written responses to questions raised by the Independent Trustees, and received from Amundi Pioneer the information requested of it. The Independent Trustees reviewed the information provided with counsel at telephonic meetings held on February 16, 2017 and February 27, 2017. The Trustees held a special in-person Board meeting on March 6-7, 2017 for further consideration of the New Management Agreements, the Interim Management Agreements and the Transaction. The Trustees met again with senior executives of Amundi at the March 6-7, 2017 meeting.

At the March 6-7, 2017 meeting, based on their evaluation of the information provided by Amundi Pioneer and Amundi, the Trustees including the Independent Trustees voting separately, approved the New Management Agreement and the Interim Management Agreement for the Fund. In considering the New Management Agreement for the Fund, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in their determinations. The Trustees considered the same factors with respect to the Interim Management Agreement for the Fund.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services that had been provided by Amundi Pioneer to the Fund and that are expected to be provided by Amundi Pioneer to the Fund following the consummation of the Transaction. The Trustees reviewed the terms of the New Management Agreement, and noted that such terms are substantially similar to the terms of the Current Management Agreement, except for different execution dates, effective dates and termination dates. The Trustees reviewed Amundi Pioneer's investment approach for the Fund and its research process. The Trustees considered the resources of Amundi Pioneer and the personnel of Amundi Pioneer who provide investment management services to the Fund. They also reviewed the amount of non-investment resources and personnel of Amundi Pioneer that are involved in Amundi Pioneer's services to the Fund, including Amundi Pioneer's compliance and legal resources and personnel. The Trustees noted the substantial attention and high priority given by Amundi Pioneer's senior management to the Pioneer Fund complex.

The Trustees considered that Amundi Pioneer supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for

48 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/17 the Fund's business management and operations and that Amundi Pioneer would continue to provide those investment management and research services and resources to the Fund following the consummation of the Transaction. The Trustees also considered that, as administrator, Amundi Pioneer would continue to be responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees to be paid to Amundi Pioneer for the provision of administration services.

The Trustees considered that Deloitte & Touche LLP informed the Board that it would no longer be independent with respect to the Fund upon the completion of the Transaction and, accordingly, that it would be necessary for the Board to engage a new independent registered public accounting firm for the Fund.

The Trustees considered that the Transaction was not expected to have a material adverse impact on the nature, scope and overall quality of services provided to the Fund and its shareholders, including investment management, risk management, administrative, compliance, legal and other services, as a result of the Transaction.

In that regard, the Trustees considered that Amundi is one of the largest asset managers globally, and that Amundi Pioneer may have access to additional research and portfolio management capabilities as a result of the Transaction and that Amundi Pioneer, as part of Amundi, is expected to have an enhanced global presence that may contribute to an increase in the overall scale and resources of Amundi Pioneer. Furthermore, in considering whether the Transaction would be expected to have a material adverse impact on the nature, scope and overall quality of services provided to the Fund and its shareholders, the Trustees considered the statements by representatives of Amundi that they expect the Chief Executive Officer and Chief Investment Officer of Amundi Pioneer to remain in their current positions and that they do not currently foresee major changes in the day-to-day investment management operations of Amundi Pioneer as a direct result of the Transaction, or the risk management, legal or compliance services provided by Amundi Pioneer, with respect to the Fund. They further considered the current incentive arrangements for key personnel of Amundi Pioneer that would continue after the closing of the Transaction. They also noted Amundi's stated intention to establish a new long-term incentive plan following the closing.

The Trustees also took into account their experience in evaluating the proposed combination of Pioneer Investments and Santander Asset Management, which was announced in September, 2014 and abandoned in

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/17 49

July, 2016. In light of, among other things, this experience, the Trustees determined that they were not able to identify any realistic alternatives to approving the New Management Agreement that would provide the level of services to the Fund and its shareholders that are expected to be provided by Amundi Pioneer after the closing of the Transaction.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Amundi Pioneer would continue to provide to the Fund under the New Management Agreement would be satisfactory and consistent with the terms of the New Management Agreement.

Performance of the Fund

In considering the Fund's performance, the Trustees regularly reviewed and discussed throughout the year data prepared by Amundi Pioneer and information comparing the Fund's performance with the performance of its peer group of funds, as classified by each of Morningstar, Inc. (Morningstar) and Lipper, and the performance of the Fund's benchmark index. They also discussed the Fund's performance with Amundi Pioneer on a regular basis.

The Trustees' regular reviews and discussions were factored into the Trustees' deliberations concerning the approval of the New Management Agreement.

Management Fee and Expenses

The Trustees noted that the stated management fees to be paid by the Fund are identical under the Current Management Agreement and the New Management Agreement. The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees and expense ratios of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. In all quintile rankings referred to below, first quintile is most favorable to the Fund's shareowners. To the extent applicable, the Trustees also considered the impact of transfer agency, sub-transfer agency, and other non-management fee expenses on the expense ratios of the Fund. The Trustees noted that they separately review the Fund's transfer agency, sub-transfer agency and intermediary arrangements and that the results of the most recent such review were considered in the consideration of the Fund's expense ratio.

The Trustees considered that the Fund's management fee as of September 30, 2016 was in the first quintile relative to the management fees paid by other funds in its Morningstar category for the comparable period. The Trustees also considered the breakpoints in the management fee schedule and the reduced

50 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/17 fee rates above certain asset levels. The Trustees considered that the expense ratio of the Fund's Class A shares as of September 30, 2016 was in the first quintile relative to its Morningstar category and in the first quintile relative to its Strategic Insight peer group, in each case for the comparable period.

The Trustees reviewed management fees charged by Amundi Pioneer and Amundi Pioneer Institutional to institutional and other clients, including publicly offered European funds sponsored by Amundi Pioneer's affiliates, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered Amundi Pioneer's costs in providing services to the Fund and Amundi Pioneer's and Amundi Pioneer Institutional's costs in providing services to the other clients and considered the differences in management fees and profit margins for fund and non-fund services. In evaluating the fees associated with Amundi Pioneer's and Amundi Pioneer Institutional's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and other client accounts. The Trustees noted that in some instances the fee rates for those clients were lower than the management fee for the Fund and considered that, under both the Current Management Agreement and the New Management Agreement, Amundi Pioneer would perform additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the different risks associated with Amundi Pioneer's management of the Fund and Amundi Pioneer's and Amundi Pioneer Institutional's management of the other client accounts.

The Trustees concluded that the management fee payable by the Fund to Amundi Pioneer was reasonable in relation to the nature and quality of the services to be provided by Amundi Pioneer.

Profitability

The Trustees considered information provided by Amundi Pioneer regarding the profitability of Amundi Pioneer with respect to the advisory services provided by Amundi Pioneer to the Fund, including the methodology used by Amundi Pioneer in allocating certain of its costs to the management of the Fund. The Trustees also considered Amundi Pioneer's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results, including the profit margins, realized by Amundi Pioneer and Amundi Pioneer Institutional from non-fund businesses. The Trustees considered Amundi Pioneer's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/17 51 organizational structure and method for allocating expenses. The Trustees concluded that Amundi Pioneer's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered Amundi Pioneer's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with the Fund and Fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Amundi Pioneer in research and analytical capabilities and Amundi Pioneer's commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Other Benefits

The Trustees considered the other benefits that Amundi Pioneer enjoys from its relationship with the Fund. The Trustees considered the character and amount of fees paid or to be paid by the Fund, other than under the Current Management Agreement or the New Management Agreement, for services provided by Amundi Pioneer and its affiliates. The Trustees further considered the revenues and profitability of Amundi Pioneer's businesses other than the Fund business. To the extent applicable, the Trustees also considered the benefits to the Fund and to Amundi Pioneer and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services.

The Trustees considered that following the completion of the Transaction, Amundi Pioneer will be the principal U.S. asset management business of Amundi, and that Amundi's worldwide asset management business will manage over $1.38 trillion in assets (including the Pioneer Funds). This may create opportunities for Amundi Pioneer, Amundi Pioneer Institutional and Amundi that derive from Amundi Pioneer's relationships with the Fund, including Amundi's ability to market the services of Amundi Pioneer globally. The Trustees noted that Amundi Pioneer may have access to additional research capabilities as a result of the Transaction and Amundi's enhanced global presence that may contribute to an increase of the overall scale of Amundi Pioneer. The Trustees considered that Amundi Pioneer and the Fund are expected to receive reciprocal intangible benefits from the relationship,

52 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/17 including mutual brand recognition and, for the Fund, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Amundi Pioneer as a result of its relationship with the Fund were reasonable.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the New Management Agreement and the Interim Management Agreement for the Fund, including the fees payable thereunder, were fair and reasonable and voted to approve the New Management Agreement and the Interim Management Agreement, and to recommend that shareholders approve the New Management Agreement.

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/17 53
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                          This page is for your notes.

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Trustees, Officers and Service Providers

Trustees                                    Officers
Thomas J. Perna, Chairman                   Lisa M. Jones, President and Chief
David R. Bock                                 Executive Officer
Benjamin M. Friedman                        Mark E. Bradley, Treasurer and
Margaret B.W. Graham                          Chief Financial Officer
Lisa M. Jones                               Christopher J. Kelley, Secretary and
Lorraine H. Monchak                           Chief Legal Officer
Marguerite A. Piret
Fred J. Ricciardi
Kenneth J. Taubes

Investment Adviser and Administrator
Amundi Pioneer Asset Management, Inc., formerly
Pioneer Investment Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Principal Underwriter
Amundi Pioneer Distributor, Inc., formerly
Pioneer Funds Distributor, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Shareowner Services and Transfer Agent
Boston Financial Data Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.amundipioneer.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

60 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/17

How to Contact Amundi Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
Amundi Pioneer
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                  ask.amundipioneer@amundipioneer.com
(for general questions about Amundi Pioneer only)

Visit our web site: www.amundipioneer.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO]    Amundi Pioneer
          ==============
        ASSET MANAGEMENT

Amundi Pioneer Asset Management, Inc.
60 State Street
Boston, MA 02109
www.amundipioneer.com

Securities offered through Amundi Pioneer Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(C) 2017 Amundi Pioneer Asset Management 23253-08-0717

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 12(a)(1), a copy of its code of ethics that applies to the registrant's principal executive officer,principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrants audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant's portfolio ("Portfolio Manager"). Also state each Portfolio Manager's business experience during the past 5 years.


Not applicable to open-end management investment companies.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable to open-end management investment companies.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occured during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust II


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date July 28, 2017


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date July 28, 2017


By (Signature and Title)* /s/ Mark E. Bradley
Mark E. Bradley, Treasurer & Chief Accounting & Financial Officer

Date July 28, 2017

* Print the name and title of each signing officer under his or her signature.